UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Jasinkiewicz Capital Management, LLC

Address:    535 Springfield Ave
            Suite 120
            Summit, New Jersey 07901

13F File Number: 028-13686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:            Paul Jasinkiewicz
Title:   Managing Member
Phone:   973-671-0663


Signature, Place and Date of Signing:

/s/ Paul Jasinkiewicz            New York, New York            May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total:  $32,334
                                        (thousands)


List of Other Included Managers:

NONE

                                           FORM 13F INFORMATION TABLE
                                      Jasinkiewicz Capital Management, LLC
                                                 March 31, 2012

COLUMN 1                      COLUMN  2    COLUMN 3  COLUMN 4    COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                   VALUE   SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS     CUSIP     (X$1000) PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------               ---------    ------    --------- ------- --------  ----------- --------- -----   ------- -----

APPROACH RESOURCES INC        COM          03834A103     666   18,015 SH            SOLE      NONE      18,015
BOX SHIPS INCORPORATED        SHS          Y09675102     131   15,126 SH            SOLE      NONE      15,126
CABOT OIL & GAS CORP          COM          127097103     711   22,804 SH            SOLE      NONE      22,804
CARBO CERAMICS INC            COM          140781105     956    9,063 SH            SOLE      NONE       9,063
CHENIERE ENERGY INC           COM NEW      16411R208     796   53,149 SH            SOLE      NONE      53,149
COBALT INTL ENERGY INC        COM          19075F106   1,492   49,674 SH            SOLE      NONE      49,674
CONCHO RES INC                COM          20605P101   1,874   18,357 SH            SOLE      NONE      18,357
CONTINENTAL RESOURCES INC     COM          212015101     268    3,120 SH            SOLE      NONE       3,120
CVR ENERGY INC                COM          12662P108     778   29,073 SH            SOLE      NONE      29,073
DENBURY RES INC               COM NEW      247916208   1,288   70,665 SH            SOLE      NONE      70,665
DIAMOND OFFSHORE DRILLING IN  COM          25271C102     881   13,200 SH            SOLE      NONE      13,200
DOMINION RES INC VA NEW       COM          25746U109     442    8,640 SH            SOLE      NONE       8,640
EOG RES INC                   COM          26875P101   1,124   10,120 SH            SOLE      NONE      10,120
EOG RES INC                   COM          26875P101     800    7,200     CALL      SOLE      NONE       7,200
EQT CORP                      COM          26884L109   1,812   37,584 SH            SOLE      NONE      37,584
FLOTEK INDS INC DEL           COM          343389102   3,664  304,793 SH            SOLE      NONE     304,793
GOLAR LNG LTD BERMUDA         SHS          G9456A100     539   14,162 SH            SOLE      NONE      14,162
GOODRICH PETE CORP            COM NEW      382410405     225   11,812 SH            SOLE      NONE      11,812
HERCULES OFFSHORE INC         COM          427093109      59   12,400 SH            SOLE      NONE      12,400
HOLLYFRONTIER CORP            COM          436106108     633   19,680 SH            SOLE      NONE      19,680
LUFKIN INDS INC               COM          549764108   1,938   24,026 SH            SOLE      NONE      24,026
MAGNUM HUNTER RES CORP DEL    COM          55973B102     224   34,975 SH            SOLE      NONE      34,975
NEXEN INC                     COM          65334H102     462   25,200 SH            SOLE      NONE      25,200
NOBLE CORPORATION BAAR        NAMEN -AKT   H5833N103     719   19,200 SH            SOLE      NONE      19,200
OASIS PETE INC NEW            COM          674215108     405   13,132 SH            SOLE      NONE      13,132
OCCIDENTAL PETE CORP DEL      COM          674599105     728    7,641 SH            SOLE      NONE       7,641
OIL STS INTL INC              COM          678026105     649    8,308 SH            SOLE      NONE       8,308
PIONEER NAT RES CO            COM          723787107     849    7,612 SH            SOLE      NONE       7,612
RANGE RES CORP                COM          75281A109     209    3,600 SH            SOLE      NONE       3,600
REX ENERGY CORPORATION        COM          761565100     193   18,040 SH            SOLE      NONE      18,040
ROSETTA RESOURCES INC         COM          777779307     545   11,170 SH            SOLE      NONE      11,170
ROWAN COS INC                 COM          779382100     530   16,088 SH            SOLE      NONE      16,088
ROYAL DUTCH SHELL PLC         SPONS ADR A  780259206     376    5,361 SH            SOLE      NONE       5,361
SCHLUMBERGER LTD              COM          806857108   1,024   14,640 SH            SOLE      NONE      14,640
SOUTHWESTERN ENERGY CO        COM          845467109     507   16,560 SH            SOLE      NONE      16,560
SPDR S&P 500 ETF TR           TR UNIT      78462F103   1,014    7,200     PUT       SOLE      NONE       7,200
TRANSATLANTIC PETROLEUM LTD   SHS          G89982105     168  129,551 SH            SOLE      NONE     129,551
TRANSOCEAN LTD                REG SHS      H8817H100   1,232   22,531 SH            SOLE      NONE      22,531
U S SILICA HLDGS INC          COM          90346E103     324   15,480 SH            SOLE      NONE      15,480
VALERO ENERGY CORP NEW        COM          91913Y100     336   13,049 SH            SOLE      NONE      13,049
WEATHERFORD INTERNATIONAL LT  REG SHS      H27013103     192   12,691 SH            SOLE      NONE      12,691
WILLIAMS COS INC DEL          COM          969457100     573   18,612 SH            SOLE      NONE      18,612



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